Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,683,369,242.22	41,794		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.604%		December 15, 2025
Class A-2a Notes	$407,800,000.00	4.59%		October 15, 2027
Class A-2b Notes	$125,000,000.00	3.99223%	*	October 15, 2027
Class A-3 Notes	$532,800,000.00	4.61%		August 15, 2029
Class A-4 Notes	$104,400,000.00	4.66%		September 15, 2030
Class B Notes	$47,370,000.00	4.88%		September 15, 2030
Class C Notes	$31,570,000.00	0.00%		May 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.32%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,974,666.66

Principal:
Principal Collections	$27,277,900.21
Prepayments in Full	$15,482,319.23
Liquidation Proceeds	$617,959.47
Recoveries	$124,238.71
Sub Total	$43,502,417.62
Collections	$47,477,084.28

Purchase Amounts:
Purchase Amounts Related to Principal	$248,627.69
Purchase Amounts Related to Interest	$1,488.59
Sub Total	$250,116.28

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$47,727,200.56

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	17
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$47,727,200.56
Servicing Fee	$808,537.95	$808,537.95	$0.00	$0.00	$46,918,662.61
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$46,918,662.61
Interest - Class A-2a Notes	$490,391.95	$490,391.95	$0.00	$0.00	$46,428,270.66
Interest - Class A-2b Notes	$130,740.16	$130,740.16	$0.00	$0.00	$46,297,530.50
Interest - Class A-3 Notes	$2,046,840.00	$2,046,840.00	$0.00	$0.00	$44,250,690.50
Interest - Class A-4 Notes	$405,420.00	$405,420.00	$0.00	$0.00	$43,845,270.50
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,845,270.50
Interest - Class B Notes	$192,638.00	$192,638.00	$0.00	$0.00	$43,652,632.50
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,652,632.50
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$43,652,632.50
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,652,632.50
Regular Principal Payment	$41,762,840.84	$41,762,840.84	$0.00	$0.00	$1,889,791.66
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,889,791.66
Residual Released to Depositor	$0.00	$1,889,791.66	$0.00	$0.00	$0.00
Total		$47,727,200.56

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$41,762,840.84
Total					$41,762,840.84

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$31,964,877.05	$78.38	$490,391.95	$1.20	$32,455,269.00	$79.58
Class A-2b Notes	$9,797,963.79	$78.38	$130,740.16	$1.05	$9,928,703.95	$79.43
Class A-3 Notes	$0.00	$0.00	$2,046,840.00	$3.84	$2,046,840.00	$3.84
Class A-4 Notes	$0.00	$0.00	$405,420.00	$3.88	$405,420.00	$3.88
Class B Notes	$0.00	$0.00	$192,638.00	$4.07	$192,638.00	$4.07
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$41,762,840.84	$26.45	$3,266,030.11	$2.07	$45,028,870.95	$28.52

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$128,207,046.92	0.3143871	$96,242,169.87	0.2360034
Class A-2b Notes	$39,298,383.68	0.3143871	$29,500,419.89	0.2360034
Class A-3 Notes	$532,800,000.00	1.0000000	$532,800,000.00	1.0000000
Class A-4 Notes	$104,400,000.00	1.0000000	$104,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$883,645,430.60	0.5596447	$841,882,589.76	0.5331948

Pool Information
Weighted Average APR	4.883%	4.889%
Weighted Average Remaining Term	44.47	43.71
Number of Receivables Outstanding	31,430	30,598
Pool Balance	$970,245,542.82	$925,995,585.35
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$915,224,379.16	$873,461,538.32
Pool Factor	0.5763712	0.5500847

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,368.57
Yield Supplement Overcollateralization Amount	$52,534,047.03
Targeted Overcollateralization Amount	$84,112,995.59
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$84,112,995.59

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,368.57
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,368.57
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,368.57

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	17
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		74	$623,150.87
(Recoveries)		44	$124,238.71
Net Loss for Current Collection Period			$498,912.16
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6171%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7608%
Second Prior Collection Period			0.2956%
Prior Collection Period			0.7266%
Current Collection Period			0.6315%
Four Month Average (Current and Prior Three Collection Periods)			0.6036%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,181	$8,513,853.71
(Cumulative Recoveries)			$859,084.87
Cumulative Net Loss for All Collection Periods			$7,654,768.84
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4547%

Average Realized Loss for Receivables that have experienced a Realized Loss			$7,209.02
Average Net Loss for Receivables that have experienced a Realized Loss			$6,481.60

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.93%	220	$8,622,160.06
61-90 Days Delinquent	0.15%	36	$1,391,185.11
91-120 Days Delinquent	0.05%	10	$450,219.24
Over 120 Days Delinquent	0.04%	11	$393,346.06
Total Delinquent Receivables	1.17%	277	$10,856,910.47

Repossession Inventory:
Repossessed in the Current Collection Period		20	$802,873.65
Total Repossessed Inventory		35	$1,511,610.24

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2061%
Prior Collection Period			0.1814%
Current Collection Period			0.1863%
Three Month Average			0.1912%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2413%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	17

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	81	$3,500,873.15
2 Months Extended	123	$5,144,588.56
3+ Months Extended	25	$1,107,867.64

Total Receivables Extended	229	$9,753,329.35

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer